Consolidated Statements of Cash Flows (Paranthetical) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Of Cash Flows [Abstract]
Share issue costs	$ 2,448	$ 2,448